GOING CONCERN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (6,747,453)	$ 6,944,691	$ 11,174,576
Cash outflows from operating activity	31,213,199	3,393,204	(9,364,359)
Cash and cash equivalents	4,751,538	6,576,658	8,120,622
Restricted cash	4,131,313	3,695,598	2,896,326
Cash balance in three frozen accounts	4,051,966
Cash balance in one frozen account	79,347
Prepayments	3,358,839
Working capital	66,719,577
Accounts receivable, net	56,363,183	65,154,845
Media deposit	2,671,123
Horgos Baosheng
Net loss	3,163,618	$ 4,359,495	13,287,065
Restricted cash	$ 4,131,313
Percentage Of Equity Interest Frozen	100.00%	100.00%
Net assets	$ 27,210,992	$ 30,374,610
Working capital	9,703,890
Kashi Baosheng
Net loss	1,919,085	1,550,197	223,285
Restricted cash		3,695,598	$ 3,695,598
Net assets	2,804,996	$ 4,724,081
Working capital	$ 8,030,049